                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153

Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York    1/31/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $27,538
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2001

   COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------          --------    --------     --------       --------         ---------   --------      --------
                                               MARKET
                      TITLE        CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------        --------     ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----



ADELPHIA COMMUNICATIONS
  CORP                   COMMON    006848105     1196     38355    SH         SOLE         1          38355   0    0
AOL TIME WARNER          COMMON    00184A105     3836    119500    SH         SOLE         1         119500   0    0
ASCENTIAL SOFTWARE
  CORP COM               COMMON    04362P108      227     56000    SH         SOLE         1          56000   0    0
AT&T CORP COM            COMMON    001957109      466     25689    SH         SOLE         1          25689   0    0
AT&T WIRELESS SERVICES
   INC                   COMMON    00209A106      981     68266    SH         SOLE         1          68266   0    0
BELO CORPORATION COM
  STK                    COMMON    080555105     1031     55000    SH         SOLE         1          55000   0    0
CABLEVISION NY GROUP
  CLASS A                COMMON    12686C109     2135     45000    SH         SOLE         1          45000   0    0
CHARTER COM INC. CLASS
  A COM S                COMMON    16117M107      657     40000    SH         SOLE         1          40000   0    0
CISCO SYS INC COM        COMMON    17275R102      407     22500    SH         SOLE         1          22500   0    0
COMCAST CORP CL A
  SPECIAL                COMMON    200300200     1980     55000    SH         SOLE         1          55000   0    0
ECHOSTAR COMMUNICATIONS
  CORP                   COMMON    278762109      549     20000    SH         SOLE         1          20000   0    0
FOX ENTERTAINMENT GROUP
  INC CL                 COMMON    35138T107     1128     42500    SH         SOLE         1          42500   0    0
LIBERTY MEDIA CORP NEW   COMMON    530718105     3091    220792    SH         SOLE         1         220792   0    0
MICROSOFT CORP COM       COMMON    594918104     1325     20000    SH         SOLE         1          20000   0    0
MILLICOM INTL CELLULAR
  S A COM                COMMON    L6388F102      388     31900    SH         SOLE         1          31900   0    0
NEWS CORP LTD SPONS ADR
  REPSTG                 ADRS S    652487802     1323     50000    SH         SOLE         1          50000   0    0
NEXTEL COMMUNICATIONS
  INC                    COMMON    65332V103      712     65000    SH         SOLE         1          65000   0    0
NTL INCORPORATED COM     COMMON    629407107       56     60000    SH         SOLE         1          60000   0    0
PAXSON COMMUNICATIONS
  CORP                   COMMON    704231109      314     30000    SH         SOLE         1          30000   0    0
PRIMEDIA INC COM STK     COMMON    74157K101      131     30000    SH         SOLE         1          30000   0    0
SINCLAIR BROADCAST
  GROUP INC C            COMMON    829226109      341     36000    SH         SOLE         1          36000   0    0
TELECOM HLDRS  US ETFS   US ETF'S-


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                         US TR     87927P200      246      5500    SH         SOLE         1           5500   0    0
USA NETWORKS INC COM STK
   (NEW)                 COMMON    902984103      273     10000    SH         SOLE         1          10000   0    0
VIACOM INC CL B COM      COMMON    925524308      993     22500    SH         SOLE         1          22500   0    0
VIVENDI SPONSORED ADR    ADRS S    92851S204      914     17000    SH         SOLE         1          17000   0    0
VODAFONE GROUP PLC ADR   ADRS S    92857W100     2838    110500    SH         SOLE         1         110500   0    0

                              Total           $27,538
                                               (thousands)











































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